Financial Assets and Liabilities - Additional Information (Detail)			12 Months Ended
	Aug. 02, 2016	Aug. 05, 2014	Dec. 31, 2021 PHP (₱) USD ($)	Dec. 31, 2020 PHP (₱) USD ($)	Dec. 31, 2019 PHP (₱)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 PHP (₱)
Disclosure Of Financial Liabilities [Line Items]
Financial instruments subject to enforceable master netting arrangement			₱ 0	₱ 0
Transfers into of Level 3 of fair value hierarchy, investment properties			0	0
Transfers out of Level 3 of fair value hierarchy, investment properties			0	0
Financial liabilities fair value transfer into Level 3			0	0
Financial liabilities fair value transfer out of Level 3			0	0
Transfer of financial assets fair value from Level 1 to Level 2			0	0
Transfer of financial assets fair value from Level 2 to Level 1			0	0
Transfer of financial liabilities fair value from Level 1 to Level 2			0	0
Transfer of financial liabilities fair value from Level 2 to Level 1			0	0
Cash and cash equivalents			23,907,000,000	40,237,000,000	₱ 24,369,000,000			₱ 51,654,000,000
Short-term investments			₱ 2,241,000,000	989,000,000
Exchange rate			1.00
Increase in consolidated foreign currency-denominated financial liabilities			₱ 2,653,000,000
Net foreign exchange gains				1,488,000,000	424,000,000
Net foreign exchange loss			₱ 3,890,000,000
Percentage of increase or decrease in value of currency			1.03%
Foreign exchange gain (loss ) after tax			₱ 1,404,000,000
Net foreign exchange gain /loss on equity instrument			21,000,000
Increase in consolidated variable rate debt			92,354,000,000	33,077,000,000
Foreign exchange gains (losses) – net (Note 28)			₱ (3,890,000,000)	₱ 1,488,000,000	₱ 424,000,000
Decrease in dividend payout	60.00%
Bottom of range [member]
Disclosure Of Financial Liabilities [Line Items]
Dividend Pay Out Rate		70.00%
Top of range [member]
Disclosure Of Financial Liabilities [Line Items]
Dividend Pay Out Rate		75.00%
Floating Interest Rate [Member]
Disclosure Of Financial Liabilities [Line Items]
Percentage of consolidated debts with variable rates			36.00%	15.00%		36.00%	15.00%
Fixed Interest Rate [Member]
Disclosure Of Financial Liabilities [Line Items]
Percentage of consolidated debts with fixed rate			64.00%	86.00%		64.00%	86.00%
Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Exchange rate			1.00	1.00
Percentage of consolidated debts			16.00%	18.00%
Decrease in consolidated foreign currency-denominated debt			₱ 40,439,000,000	₱ 40,872,000,000
Percentage of consolidated debts unhedged			8.00%	13.00%		8.00%	13.00%
Percentage of consolidated debts unhedged net of cash allocated for debt			5.00%	5.00%		5.00%	5.00%
Percentage of consolidated revenues denominated in U.S. dollars			20.00%	19.00%	15.00%	20.00%	19.00%
Percentage of consolidated expenses denominated in U.S. dollars			18.00%	16.00%	11.00%	18.00%	16.00%
Decrease in value of currency			6.14%			6.14%
Long-term Currency Swap Contracts and Foreign Currency Options [Member] | Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Aggregate notional amount | $						$ 397,000,000	$ 224,000,000
Long-term interest rate swap contracts | $						397,000,000	224,000,000
Interest Rate Swap Contract [Member]
Disclosure Of Financial Liabilities [Line Items]
Aggregate notional amount | $						11,000,000	40,000,000
Long-term interest rate swap contracts | $						$ 11,000,000	$ 40,000,000
Less than 1 year [Member]
Disclosure Of Financial Liabilities [Line Items]
Outstanding consolidated commercial commitments			₱ 0	₱ 0
Events After Reporting Period [member]
Disclosure Of Financial Liabilities [Line Items]
Exchange rate			52.37	1.00
Other obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Various Trade And Other Obligations			₱ 179,484,000,000	₱ 169,808,000,000
Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings, interest rate basis			10
Percentage of exchange rate weaken/strengthen			25.00%
Foreign currency exchange risk [Member] | U.S. Dollars [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings, interest rate basis			10
Increase decrease in profit after tax			₱ 2,000,000
Foreign exchange gains (losses) – net (Note 28)			₱ 27,000,000
Foreign currency exchange risk [Member] | Philippine Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings, interest rate basis			25
Increase decrease in profit after tax			₱ 5,000
Foreign exchange gains (losses) – net (Note 28)			₱ 10,000,000